UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02258

Eaton Vance Series Trust II

 (Exact Name of registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Address of Principal Executive Offices)

Alan R. Dynner

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109

(Name and Address of Agent for Services)

(617) 482-8260

(registrant’s Telephone Number)

October 31

 Date of Fiscal Year End

April 30, 2006

Date of Reporting Period

Item 1. Reports to Stockholders

Semiannual Report April 30, 2006

EATON VANCE
INCOME
FUND
OF
BOSTON

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e., fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the "SEC") permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio (if applicable) will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Income Fund of Boston as of April 30 , 2006

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                                          The Fund’s Class A shares had a total return of 5.92% during the six months ended April 30, 2006.(1) This return resulted from an increase in net asset value per share (NAV) to $6.42 on April 30, 2006, from $6.29 on October 31, 2005, and the reinvestment of $0.237 in dividends.

•                                          The Fund’s Class B shares had a total return of 5.70% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $6.42 on April 30, 2006, from $6.28 on October 31, 2005, and the reinvestment of $0.213 in dividends.(2)

•                                          The Fund’s Class C shares had a total return of 5.69% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $6.42 on April 30, 2006, from $6.28 on October 31, 2005, and the reinvestment of $0.213 in dividends.(2)

•                                          The Fund’s Class I shares had a total return of 6.20% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $6.42 on April 30, 2006, from $6.28 on October 31, 2005, and the reinvestment of $0.244 in dividends.(2)

•                                          The Fund’s Class R shares had a total return of 5.84% during the six months ended April 30, 2006.(1) This return resulted from an increase in NAV to $6.42 on April 30, 2006, from $6.29 on October 31, 2005, and the reinvestment of $0.229 in dividends.(2)

•                                          In comparison, the Merrill Lynch U.S. High Yield Master II Index — an unmanaged index of below-investment grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market — had a return of 4.98% for the six months ended April 30, 2006.3 The Fund’s peer group, the Lipper High Current Yield funds Classification, had an average total return of 5.10% for the six months ended April 30, 2006.(3)

•                                          Based on the Fund’s most recent dividends and NAVs on April 30, 2006 of $6.42 per share for Class A, Class B, Class C, Class I and Class R, the Fund’s distribution rates were 7.45%, 6.70%, 6.70%, 7.68% and 7.20%, respectively.(4) The SEC 30-day yields for Class A, Class B, Class C, Class I and Class R shares were 6.37%, 5.93%, 5.94%, 6.95% and 6.44%, respectively(5)

(1)                               These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If sales charges were deducted, returns would be lower. Class I and Class R are offered to certain investors at NAV. 2 Class B, C, I and R NAVs have been restated to reflect the effects of a stock split effective on November 11, 2005.

(3)                               It is not possible to invest directly in an Index or Lipper Classification. The Index’s total return does not reflect commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(4)                               The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the NAV.

(5)                               The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.(6) Portfolio investments may not be representative of the Portfolio’s current or future investments and may change due to active management.

Recent Fund Developments

•                                          The high-yield market remained resilient during the six months ended April 30, 2006, despite a rise in interest rates. High-yield spreads narrowed further, from 370 basis points (3.70%) at October 31, 2005 to 310 basis points (3.10%) at April 30, 2006, near historical lows. While more leveraged than in recent years, new issue credit quality remained stable, reflecting household names with strong cash flow.

•                                          The Fund currently invests in a separate registered investment company with the same objective and policies as the Fund (the Portfolio). Amid a flat yield curve, management maintained a short-duration approach. The market bid more strongly for shorter-maturity bonds during the period, resulting in price appreciation for many of the Portfolio’s bonds. The Portfolio also had an exposure to floating-rate bonds, new to the high-yield market in the past year. These issues, which carried an added 200 basis point yield inducement, have their interest rates adjusted with changes in the London Inter-Bank Offered Rate (LIBOR) — the benchmark over which floating rates are typically set. The Portfolio also benefited from selected “yield-to-call” issues, some of which were redeemed by issuers at a premium as a result of acquisitions or dramatically improving fundamentals. The Portfolio also focused on senior bonds during the period, which are higher in the capital structure than subordinated bonds.(6)

•                                          The Fund’s performance was additionally helped by the Portfolio’s investments in air transportation and building materials. Wireless telecom service providers also fared well, as they enjoyed continuing strong cash flow, subscriber growth and, in some cases, the benefits of refinancing older, higher-coupon debt.(6)

•                                          In the relatively strong market, no particular sector in the Portfolio dramatically hurt performance. However, railroads, metals and homebuilders — areas in which the Portfolio had very small positions — were among the market laggards.(6)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Income Fund of Boston as of Apri l 30, 2006

PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I	Class R
Average Annual Total Returns (at net asset value)
Six Months	5.92%	5.70%	5.69%	6.20%	5.84%
One Year	10.40	9.60	9.59	10.64	10.17
Five Years	8.51	N.A.	N.A.	8.79	N.A.
Ten Years	7.66	N.A.	N.A.	N.A.	N.A.
Life of Fund†	9.33	11.05	11.19	6.09	7.62

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
Six Months	0.94%	0.70%	4.69%	6.20%	5.84%
One Year	5.20	4.60	8.59	10.64	10.17
Five Years	7.45	N.A.	N.A.	8.79	N.A.
Ten Years	7.13	N.A.	N.A.	N.A.	N.A.
Life of Fund†	9.17	10.47	11.19	6.09	7.62

† Inception Dates — Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I: 7/1/99; Class R: 1/5/04

(1)                               Average Annual Total Returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If sales charges were deducted, returns would be lower. Class I and Class R shares are offered to certain investors at NAV. SEC Returns for Class A reflect the maximum 4.75% sales charge. SEC Returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year Return for Class C reflects 1% CDSC. Class A, Class I and Class R shares redeemed or exchanged within 90 days of the settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Portfolio Credit Quality Ratings(2)

2                                          Credit Quality ratings are those provided by Standard & Poor’s, a nationally recognized bond rating service. Ratings are shown as a percentage of the Portfolio’s total investments as of April 30, 2006. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Eaton Vance Income Fund of Boston as of April 30, 2006

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2005 – April 30, 2006).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Income Fund of Boston

	Beginning Account Value (11/1/05)	Ending Account Value (4/30/06)	Expenses Paid During Period* (11/1/05 – 4/30/06)
Actual
Class A	$1,000.00	$1,059.20	$5.46
Class B	$1,000.00	$1,057.00	$9.28
Class C	$1,000.00	$1,056.90	$9.28
Class I	$1,000.00	$1,062.00	$4.19
Class R	$1,000.00	$1,058.40	$6.74
Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.50	$5.36
Class B	$1,000.00	$1,015.80	$9.10
Class C	$1,000.00	$1,015.80	$9.10
Class I	$1,000.00	$1,020.70	$4.11
Class R	$1,000.00	$1,018.20	$6.61

* Expenses are equal to the Fund's annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares, 0.82% for Class I shares and 1.32% for Class R shares multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2005. The Example reflects the expenses of both the Fund and Portfolio.

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investment in Boston Income Portfolio, at value (identified cost, $1,609,335,081)	$1,657,868,104
Receivable for Fund shares sold	5,325,283
Total assets	$1,663,193,387
Liabilities
Payable for Fund shares redeemed	$4,042,715
Dividends payable	3,433,446
Payable to affiliate for distribution and service fees	560,385
Payable to affiliate for Trustees' fees	293
Accrued expenses	440,978
Total liabilities	$8,477,817
Net Assets	$1,654,715,570
Sources of Net Assets
Paid-in capital	$1,774,313,379
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(165,415,206)
Accumulated distributions in excess of net investment income	(2,715,626)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	48,533,023
Total	$1,654,715,570
Class A Shares
Net Assets	$1,239,823,262
Shares Outstanding	193,010,444
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.42
Maximum Offering Price Per Share (100 ÷ 95.25 of $6.42)	$6.74
Class B Shares
Net Assets	$192,278,716
Shares Outstanding	29,957,831
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.42
Class C Shares
Net Assets	$181,882,422
Shares Outstanding	28,323,059
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.42
Class I Shares
Net Assets	$38,507,499
Shares Outstanding	5,997,512
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.42
Class R Shares
Net Assets	$2,223,671
Shares Outstanding	346,275
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.42
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest and other income allocated from Portfolio	$69,525,153
Dividends allocated from Portfolio	561,844
Expenses allocated from Portfolio	(5,338,806)
Net investment income from Portfolio	$64,748,191
Expenses
Trustees' fees and expenses	$1,810
Distribution and service fees
Class A	1,498,044
Class B	965,164
Class C	892,317
Class R	4,630
Transfer and dividend disbursing agent fees	895,909
Printing and postage	165,255
Registration fees	83,224
Legal and accounting services	38,546
Custodian fee	18,732
Miscellaneous	14,599
Total expenses	$4,578,230
Net investment income	$60,169,961
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) — Investment transactions (identified cost basis)	$17,493,963
Swap contracts	555,386
Foreign currency and forward foreign currency exchange contract transactions	27,561
Net realized gain	$18,076,910
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$16,210,710
Swap contracts	(366,595)
Foreign currency and forward foreign currency exchange contracts	(42,634)
Net change in unrealized appreciation (depreciation)	$15,801,481
Net realized and unrealized gain	$33,878,391
Net increase in net assets from operations	$94,048,352

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$60,169,961	$122,126,700
Net realized gain from investments, swaps, and foreign currency and forward foreign currency exchange contracts	18,076,910	23,259,409
Net change in unrealized apprecitaion (depreciation) from investments, swaps, and foreign currency and forward foreign currency exchange contracts	15,801,481	(61,033,481)
Net increase in net assets from operations	$94,048,352	$84,352,628
Distributions to shareholders — From net investment income Class A	$(45,070,229)	$(95,924,657)
Class B	(6,536,227)	(13,898,196)
Class C	(6,038,582)	(13,392,689)
Class I	(1,358,530)	(3,286,080)
Class R	(67,386)	(75,012)
Total distributions to shareholders	$(59,070,954)	$(126,576,634)
Transactions in shares of beneficial interest — Proceeds from sale of shares Class A	$151,662,672	$316,726,705
Class B	9,174,631	38,017,392
Class C	19,945,010	57,852,081
Class I	8,428,276	17,456,476
Class R	868,052	1,412,165
Net asset value of shares issued to shareholders in payment of distributions declared Class A	30,377,471	62,269,407
Class B	3,254,808	6,686,568
Class C	3,136,997	6,734,231
Class I	806,741	1,685,105
Class R	66,604	73,854
Cost of shares redeemed Class A	(172,286,067)	(410,458,824)
Class B	(18,649,676)	(36,953,154)
Class C	(25,987,093)	(74,634,337)
Class I	(5,626,634)	(45,968,134)
Class R	(271,865)	(151,185)
Net asset value of shares exchanged Class A	1,514,910	1,547,784
Class B	(1,514,910)	(1,547,784)
Redemption Fees	8,670	59,894
Net increase (decrease) in net assets from Fund share transactions	$4,908,597	$(59,191,756)
Net increase (decrease) in net assets	$39,885,995	$(101,415,762)

Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
At beginning of period	$1,614,829,575	$1,716,245,337
At end of period	$1,654,715,570	$1,614,829,575
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(2,715,626)	$(3,814,633)

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class A
	Six Months Ended April 30, 2006		Year Ended October 31,	Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)		2005(1)	2004(1)(2)		2004(1)	2003(1)	2002(1)(3)	2001(1)
Net asset value — Beginning of period	$6.290		$6.440	$6.370		$6.140	$5.340	$5.840	$7.750
Income (loss) from operations
Net investment income	$0.241		$0.473	$0.037		$0.504	$0.527	$0.559	$0.766
Net realized and unrealized gain (loss)	0.126		(0.134)	0.076		0.262	0.821	(0.436)	(1.817)
Total income (loss) from operations	$0.367		$0.339	$0.113		$0.766	$1.348	$0.123	$(1.051)
Less distributions
From net investment income	$(0.237)		$(0.489)	$(0.043)		$(0.537)	$(0.549)	$(0.560)	$(0.846)
From tax return of capital	—		—	—		—	—	(0.063)	(0.013)
Total distributions	$(0.237)		$(0.489)	$(0.043)		$(0.537)	$(0.549)	$(0.623)	$(0.859)
Redemption fees	$0.000	(9)	$0.000 (9)	$0.000	(9)	$0.001	$0.001	$—	$—
Net asset value — End of period	$6.420		$6.290	$6.440		$6.370	$6.140	$5.340	$5.840
Total Return(4)	5.92%		5.37%	1.78%		12.84%	26.52%	1.69%	(14.43)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$1,239,823		$1,202,517	$1,263,810		$1,233,720	$1,096,587	$777,698	$743,808
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.07	%(8)	1.06%	1.10	%(8)	1.06%	1.02%	1.07%	1.06	%(8)
Expenses after custodian fee reduction(5)	1.07	%(8)	1.06%	1.10	%(8)	1.06%	1.02%	1.07%	1.06	%(8)
Net investment income	7.65	%(8)	7.34%	6.88	%(8)	7.93%	9.21%	9.57%	11.28	%(8)
Portfolio Turnover of the Portfolio	35%		71%	5%		79%	116%	91%	16	%(6)
Portfolio Turnover of the Fund(7)	—		—	—		—	—	—	70%

†    The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  Annualized.

(9)  Amount represents less than $0.0005.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2006		Year Ended October 31,	Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)(2)		2005(1)(2)	2004(1)(2)(3)		2004(1)(2)	2003(1)(2)	2002(1)(2)(4)
Net asset value — Beginning of period	$6.280		$6.440	$6.360		$6.140	$5.340	$5.780
Income (loss) from operations
Net investment income	$0.218		$0.424	$0.034		$0.454	$0.483	$0.132
Net realized and unrealized gain (loss)	0.135		(0.144)	0.085		0.256	0.825	(0.425)
Total income (loss) from operations	$0.353		$0.280	$0.119		$0.710	$1.308	$(0.293)
Less distributions
From net investment income	$(0.213)		$(0.440)	$(0.039)		$(0.491)	$(0.508)	$(0.127)
From tax return of capital	—		—	—		—	—	(0.020)
Total distributions	$(0.213)		$(0.440)	$(0.039)		$(0.491)	$(0.508)	$(0.147)
Redemption fees	$0.000	(9)	$0.000 (9)	$0.000	(9)	$0.001	$—	$—
Net asset value — End of period	$6.420		$6.280	$6.440		$6.360	$6.140	$5.340
Total Return(5)	5.70%		4.48%	1.80%		11.96%	25.57%	(5.07)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$192,279		$195,780	$194,731		$188,512	$116,449	$4,284
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.82	%(7)	1.81%	1.85	%(7)	1.81%	1.79%	1.85	%(7)
Expenses after custodian fee reduction(6)	1.82	%(7)	1.81%	1.85	%(7)	1.81%	1.79%	1.85	%(7)
Net investment income	6.93	%(7)	6.59%	6.13	%(7)	7.13%	8.19%	8.91	%(7)
Portfolio Turnover of the Portfolio	35%		71%	5%		79%	116%	91	%(8)

†  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Per share data have been restated to reflect 1.7308294-for-1 stock split effective on November 11, 2005.

(3)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(4)  For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's shares of the Portfolio's expenses.

(7)  Annualized.

(8)  For the year ended September 30, 2002.

(9)  Amount represents less than $0.0005.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2006		Year Ended October 31,	Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)(2)		2005(1)(2)	2004(1)(2)(3)		2004(1)(2)	2003(1)(2)	2002(1)(2)(4)
Net asset value — Beginning of period	$6.280		$6.440	$6.370		$6.140	$5.340	$5.750
Income (loss) from operations
Net investment income	$0.218		$0.424	$0.033		$0.453	$0.482	$0.133
Net realized and unrealized gain (loss)	0.135		(0.143)	0.076		0.267	0.825	(0.398)
Total income (loss) from operations	$0.353		$0.281	$0.109		$0.720	$1.307	$(0.265)
Less distributions
From net investment income	$(0.213)		$(0.441)	$(0.039)		$(0.491)	$(0.507)	$(0.125)
From tax return of capital	—		—	—		—	—	(0.020)
Total distributions	$(0.213)		$(0.441)	$(0.039)		$(0.491)	$(0.507)	$(0.145)
Redemption fees	$0.000	(9)	$0.000 (9)	$0.000	(9)	$0.001	$—	$—
Net asset value — End of period	$6.420		$6.280	$6.440		$6.370	$6.140	$5.340
Total Return(5)	5.69%		4.40%	1.79%		12.04%	25.60%	(4.69)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$181,882		$180,878	$196,062		$190,103	$118,788	$3,641
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.82	%(7)	1.81%	1.85	%(7)	1.81%	1.79%	1.85	%(7)
Expenses after custodian fee reduction(6)	1.82	%(7)	1.81%	1.85	%(7)	1.81%	1.79%	1.85	%(7)
Net investment income	6.93	%(7)	6.59%	6.12	%(7)	7.13%	8.15%	8.97	%(7)
Portfolio Turnover of the Portfolio	35%		71%	5%		79%	116%	91	%(8)

†  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Per share data have been restated to reflect 1.7386541-for-1 stock split effective on November 11, 2005.

(3)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(4)  For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  For the year ended September 30, 2002.

(9)  Amount represents less than $0.0005.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

Class I
Six Months Ended April 30, 2006	Year Ended October 31,	Period Ended October 31,	Year Ended September 30,
(Unaudited)(1)(2)	2005(1)(2)	2004(1)(2)(3)	2004(1)(2)	2003(1)(2)	2002(1)(2)(4)	2001(1)(2)
Net asset value — Beginning of period	$6.280	$6.440	$6.360	$6.130	$5.340	$5.840	$7.730
Income (loss) from operations
Net investment income	$0.249	$0.487	$0.039	$0.517	$0.540	$0.575	$0.799
Net realized and unrealized gain (loss)	0.135	(0.141)	0.086	0.264	0.812	(0.438)	(1.822)
Total income (loss) from operations	$0.384	$0.346	$0.125	$0.781	$1.352	$0.137	$(1.023)
Less distributions
From net investment income	$(0.244)	$(0.506)	$(0.045)	$(0.552)	$(0.562)	$(0.574)	$(0.856)
From tax return of capital	—	—	—	—	—	(0.063)	(0.011)
Total distributions	$(0.244)	$(0.506)	$(0.045)	$(0.552)	$(0.562)	$(0.637)	$(0.867)
Redemption fees	$0.000	(10)	$0.000	(10)	$0.000	(10)	$0.001	$—	$—	$—
Net asset value — End of period	$6.420	$6.280	$6.440	$6.360	$6.130	$5.340	$5.840
Total Return(5)	6.20%	5.48%	1.88%	13.20%	26.58%	1.86%	(14.08)%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$38,507	$34,135	$61,409	$55,669	$34,311	$5,244	$5,798
Ratios (As a percentage of average daily net assets):
Expenses(6)	0.82	%(9)	0.81%	0.85	%(9)	0.81%	0.80%	0.85%	0.84%
Expenses after custodian fee reduction(6)	0.82	%(9)	0.81%	0.85	%(9)	0.81%	0.80%	0.85%	0.84%
Net investment income	7.89	%(9)	7.55%	7.06	%(9)	8.13%	9.27%	9.82%	11.64%
Portfolio Turnover of the Portfolio	35%	71%	5%	79%	116%	91%	16	%(7)
Portfolio Turnover of the Fund(8)	—	—	—	—	—	70%

†  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Per share data have been restated to reflect 1.1909233-for-1 stock split effective on November 11, 2005.

(3)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(4)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.013, decrease net realized and unrealized loss per share by $0.013 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Porfolio's allocated expenses.

(7)  For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(8)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(9)  Annualized.

(10)  Amount represents less than $0.0005.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2006 (Unaudited)(1)(2)		Year Ended October 31, 2005(1)(2)	Period Ended October 31, 2004(1)(2)(3)		Period Ended September 30, 2004(1)(2)(4)
Net asset value — Beginning of period	$6.290		$6.440	$6.370		$6.450
Income (loss) from operations
Net investment income	$0.233		$0.460	$0.035		$0.353
Net realized and unrealized gain (loss)	0.126		(0.137)	0.077		(0.052	)(5)
Total income from operations	$0.359		$0.323	$0.112		$0.301
Less distributions
From net investment income	$(0.229)		$(0.473)	$(0.042)		$(0.382)
Total distributions	$(0.229)		$(0.473)	$(0.042)		$(0.382)
Redemption fees	$0.000	(9)	$0.000 (9)	$0.000	(9)	$0.001
Net asset value — End of period	$6.420		$6.290	$6.440		$6.370
Total Return(6)	5.84%		5.03%	1.77%		4.87%
Ratios/Supplemental Data†
Net assets, end of period (000's omitted)	$2,224		$1,520	$233		$116
Ratios (As a percentage of average daily net assets):
Expenses(7)	1.32	%(8)	1.30%	1.34	%(8)	1.31	%(8)
Expenses after custodian fee reduction(7)	1.32	%(8)	1.30%	1.34	%(8)	1.31	%(8)
Net investment income	7.38	%(8)	7.18%	6.44	%(8)	7.51	%(8)
Portfolio Turnover of the Portfolio	35%		71%	5%		79%

†  The operating expenses of the Fund reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  Per share data have been restated to reflect 1.5508607-for-1 stock split effective on November 11, 2005.

(3)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(4)  For the period from the commencement of operations of Class R shares, January 5, 2004, to September 30, 2004.

(5)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(6)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(7)  Includes the Fund's share of the Portfolio's allocated expenses.

(8)  Annualized.

(9)  Amount represents less than $0.0005.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund), is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as an open-end, management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective and policies as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (95.2% at April 30, 2006). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations — Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

B  Income — The Fund's net investment income or loss consists of the Fund's pro rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund.

C  Federal Taxes — The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, substantially all of its net investment income and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2005, the Fund, for federal income tax purposes, had a capital loss carryover of $183,360,593 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($127,050,450) and October 31, 2010 ($56,310,143), respectively.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications — Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund and shareholders are indemnified against personal liability for the obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

G  Redemption Fees — Upon the redemption or exchange of shares held by Class A, Class I and Class R shareholders within 90 days of the settlement of purchase, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in capital.

Eaton Vance Income Fund of Boston as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

H  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Dividends to shareholders are recorded on the ex-dividend date.

I  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:.

Class A	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
Sales	23,822,540	49,060,889
Issued to shareholders electing to receive payments of distributions in Fund shares	4,765,387	9,687,709
Redemptions	(27,107,734)	(63,817,524)
Exchange from Class B shares	237,516	239,802
Net increase (decrease)	1,717,709	(4,829,124)

Class B	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(1)
Sales	1,445,098	5,875,267
Issued to shareholders electing to receive payments of distributions in Fund shares	511,282	1,041,302
Redemptions	(2,934,652)	(5,751,814)
Exchange to Class A shares	(237,431)	(240,330)
Net increase (decrease)	(1,215,703)	924,425
Class C	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(2)
Sales	3,136,766	8,945,368
Issued to shareholders electing to receive payments of distributions in Fund shares	492,098	1,047,819
Redemptions	(4,092,129)	(11,646,112)
Net decrease	(463,265)	(1,652,925)
Class I	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(3)
Sales	1,321,566	2,691,462
Issued to shareholders electing to receive payments of distributions in Fund shares	126,637	262,015
Redemptions	(883,556)	(7,055,912)
Net increase (decrease)	564,647	(4,102,435)
Class R	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005(4)
Sales	136,744	217,759
Issued to shareholders electing to receive payments of distributions in Fund shares	10,445	11,551
Redemptions	(42,743)	(23,665)
Net increase	104,446	205,645

(1)  Transactions have been restated to reflect the effects of a 1.7308294 -for-1 stock split effective on November 11, 2005.

(2)  Transactions have been restated to reflect the effects of a 1.7386541 -for-1 stock split effective on November 11, 2005.

(3)  Transactions have been restated to reflect the effects of a 1.1909233 -for-1 stock split effective on November 11, 2005.

(4)  Transactions have been restated to reflect the effects of a 1.5508607 -for-1 stock split effective on November 11, 2005.

Eaton Vance Income Fund of Boston as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Redemptions or exchanges of Class A, Class I and Class R shares made within 90 days of the settlement of the purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended April 30, 2006, the Fund received $6,668 in redemption fees on Class A shares, $947 on Class B shares, $875 on Class C shares, $171 on Class I shares, and $9 on Class R shares.

4  Transactions with Affiliates

Eaton Vance Management (EVM) serves as the administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2006 EVM earned $64,114 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $66,543 as its portion of the sales charge on sales of Class A shares during the six months ended April 30, 2006.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution Plans

Class A has in effect a distribution plan pursuant to Rule 12b-1 (Class A Plan). The Class A Plan provides that the Fund will pay EVD a distribution and service fee of 0.25% of the Fund's average daily net assets attributable to Class A shares for each fiscal year for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued for the six months ended April 30, 2006 amounted to $1,498,044 for Class A shares. The Fund also has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $723,873 and $669,238 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2006, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2006, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $7,959,000 and $13,157,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD an amount equal to 0.50% (annualized) of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% (annualized) of average daily net assets attributable to Class R shares. For the six months ended April 30, 2006 the Fund paid or accrued $2,315 for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares. The Class B, Class C and Class R Plans also authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25% (annualized) annually of the average daily net assets attributable to that Class. Service fees are paid for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for six months ended April 30, 2006 amounted to $241,291, $223,079 and $2,315 for Class B, Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be

Eaton Vance Income Fund of Boston as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within 90 days of the settlement of the purchase. A contingent deferred sales charge generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $7,000, $376,000 and $9,000 of CDSC paid by shareholders for redemptions of Class A shares, Class B shares and Class C shares, respectively, for the six months ended April 30, 2006.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $188,228,556 and $249,599,534 respectively, for the six months ended April 30, 2006.

8  Stock Split

On October 17, 2005, the Trustees of the Fund approved a 1.7308294-for-1 stock split for Class B shares, a 1.7386541-for-1 stock split for Class C shares, a 1.1909233-for-1 stock split for Class I shares, and a 1.5508607-for-1 stock split for Class R shares, effective November 11, 2005. The stock split had no impact on the overall value of a shareholder's investment in the Fund.

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 3.2%(1)
Security	Principal Amount	Value
Broadcasting — 0.8%
Hit Entertainment, Inc., Term Loan, 9.97%, Maturing 2/15/13	$13,910,000	$14,027,373
		$14,027,373
Building Materials — 0.6%
Masonite International, Term Loan, 10.88%, Maturing 10/6/06	$10,700,000	$10,111,500
		$10,111,500
Gaming — 0.3%
BLB Worldwide Holdings, Term Loan, 7.83%, Maturing 6/30/12	$5,300,000	$5,403,790
		$5,403,790
Paper — 1.5%
Georgia Pacific Corp., Term Loan, 7.939%, Maturing 6/12/06	$26,000,000	$26,595,010
		$26,595,010
Total Senior, Floating Rate Interests (identified cost $56,034,925)		$56,137,673
Corporate Bonds & Notes — 85.4%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,170,437
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,584,725
DRS Technologies, Inc., Sr. Sub. Notes, 7.625%, 2/1/18	1,440	1,485,000
		$6,240,162
Air Transportation — 1.0%
American Airlines, 7.80%, 10/1/06	$10,535	$10,566,839
American Airlines, 7.858%, 10/1/11	1,535	1,633,295
Continental Airlines, 7.033%, 6/15/11	2,994	2,875,597
Delta Air Lines, 9.50%, 11/18/08(2)(3)	1,860	1,822,800
		$16,898,531

Security	Principal Amount (000's omitted)	Value
Automotive & Auto Parts — 4.8%
Altra Industrial Motion, Inc., 9.00%, 12/1/11	$3,770	$3,807,700
Commercial Vehicle Group, Inc., Sr. Notes, 8.00%, 7/1/13	1,800	1,809,000
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	241,425
Ford Motor Credit Co., 6.50%, 1/25/07	3,570	3,548,523
Ford Motor Credit Co., 7.375%, 10/28/09	14,920	13,795,972
Ford Motor Credit Co., 7.875%, 6/15/10	7,085	6,548,658
Ford Motor Credit Co., Variable Rate, 7.68%, 11/2/07	17,775	17,452,864
General Motors Acceptance Corp., 5.125%, 5/9/08	3,555	3,357,836
General Motors Acceptance Corp., 5.85%, 1/14/09	1,815	1,707,541
General Motors Acceptance Corp., 6.125%, 9/15/06	4,535	4,499,695
General Motors Acceptance Corp., 7.00%, 2/1/12	710	667,431
General Motors Acceptance Corp., 8.00%, 11/1/31	5,265	5,005,420
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,374,100
Metaldyne Corp., 10.00%, 11/1/13	1,577	1,525,747
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,196,625
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14	4,385	4,461,737
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,358,750
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,866,575
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,683	13,811
Visteon Corp., Sr. Notes, 8.25%, 8/1/10	3,220	2,906,050
		$83,145,460
Broadcasting — 1.8%
Nexstar Finance Holdings, LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13	$6,110	$5,101,850
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,855	3,061,987
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	10,985	12,385,587
Sirius Satellite Radio, Sr. Notes, 9.625%, 8/1/13	7,185	7,059,262
XM Satellite Radio, Inc., Sr. Notes, 9.75%, 5/1/14(3)	3,620	3,656,200
		$31,264,886

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Building Materials — 3.0%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12	$2,160	$1,971,000
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08	1,005	1,047,712
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	3,760	4,079,600
Goodman Global Holdings, Inc., Sr. Notes, Variable Rate, 7.491%, 6/15/12	5,495	5,618,637
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	1,008,425
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11	3,507	3,910,305
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	3,200	2,768,000
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14	9,160	9,434,800
NTK Holdings, Inc., Sr. Disc. Notes, 10.75%, (0.00% until 2009) 3/1/14	4,145	3,176,106
Panolam Industries International, Sr. Sub. Notes, 10.75%, 10/1/13(3)	5,305	5,225,425
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	13,310	13,975,500
		$52,215,510
Cable / Satellite TV — 3.3%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$5,085	$2,402,662
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	8,160	3,855,600
CCO Holdings, LLC / CCO Capital Corp., Sr. Notes, 8.75%, 11/15/13	19,005	18,719,925
CSC Holdings, Inc., Sr. Notes, 7.25%, 7/15/08	3,765	3,826,181
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07	15	15,356
CSC Holdings, Inc., Sr. Notes, Series B, 7.625%, 4/1/11	1,845	1,886,512
Insight Communications, Sr. Disc. Notes, 12.25%, 2/15/11	20,845	22,278,094
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)	4,005	4,345,425
		$57,329,755
Capital Goods — 4.1%
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	$10,125	$11,086,875
Case New Holland, Inc., Sr. Notes, 7.125%, 3/1/14(3)	10,835	10,699,562
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11	12,145	12,964,787
Chart Industries, Inc., Sr. Sub. Notes, 9.125%, 10/15/15(3)	3,575	3,700,125
Dresser, Inc., 9.375%, 4/15/11	10,965	11,458,425

Security	Principal Amount (000's omitted)	Value
Capital Goods (continued)
Koppers, Inc., 9.875%, 10/15/13	$51	$56,100
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	839,865
Milacron Escrow Corp., 11.50%, 5/15/11	5,750	5,505,625
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	3,515	3,866,500
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	5,445	4,519,350
Rexnord Corp., 10.125%, 12/15/12	1,065	1,174,162
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	5,430	4,995,600
		$70,866,976
Chemicals — 5.0%
BCP Crystal Holdings Corp., Sr. Sub. Notes, 9.625%, 6/15/14	$4,924	$5,441,020
Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, 10.50%, (0.00% until 2009) 10/1/14	6,077	4,831,215
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	12,550	13,742,250
Hexion U.S. Finance/Nova Scotia Finance, 9.00%, 7/15/14	2,760	2,863,500
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,110,500
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,054,100
Ineos Group Holdings PLC, 8.50%, 2/15/16(3)	13,270	12,672,850
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,837,050
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,100,000
Nalco Co., Sr. Notes, 7.75%, 11/15/11	4,620	4,666,200
Nova Chemicals Corp., Senior Notes, Variable Rate, 7.561%, 11/15/13	3,525	3,542,625
OM Group, Inc., 9.25%, 12/15/11	13,060	13,549,750
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	1,095	1,116,900
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	6,790	7,367,150
PQ Corp., 7.75%, 2/15/13(3)	1,895	1,809,725
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	1,797	1,958,730
		$87,663,565
Consumer Products — 1.0%
Fedders North America, Inc., 9.875%, 3/1/14	$3,895	$3,291,275
Jafra Cosmetics/Distribution, Sr. Sub. Notes, 10.75%, 5/15/11	1,385	1,495,800
Nutro Products, Inc., Sr. Notes, Variable Rate, 9.23%, 10/15/13(3)	1,455	1,491,375

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Consumer Products (continued)
Nutro Products, Inc., Sr. Sub. Notes, 10.75%, 4/15/14(3)	$2,185	$2,272,400
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	3,625	3,860,625
Steinway Musical Instruments, Sr. Notes, 7.00%, 3/1/14(3)	2,905	2,897,737
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	1,689	1,815,675
		$17,124,887
Containers — 1.0%
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$5,095	$5,120,475
Pliant Corp. (PIK), 11.625%, 6/15/09	3,583	3,909,039
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	8,125	7,759,375
		$16,788,889
Diversified Financial Services — 0.8%
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	$1,215	$1,260,562
Residential Capital Corp., 6.875%, 6/30/15	2,855	2,899,167
Residential Capital Corp., Variable Rate, 6.898%, 4/17/09(3)	9,095	9,096,737
		$13,256,466
Diversified Media — 2.6%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,125,000
Advanstar Communications, Inc., 10.75%, 8/15/10	11,580	12,622,200
Affinion Group, Inc., 10.125%, 10/15/13(3)	1,800	1,867,500
Affinion Group, Inc., Sr. Sub. Notes, 11.50%, 10/15/15(3)	2,520	2,595,600
CanWest Media, Inc., 8.00%, 9/15/12	19,247	19,607,421
LBI Media, Inc., 10.125%, 7/15/12	3,025	3,267,000
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13	3,320	2,510,750
		$44,595,471
Energy — 5.1%
Allis-Chalmers Energy, Inc., Sr. Notes, 9.00%, 1/15/14(3)	$4,870	$5,016,100
Aventine Renewable Energy, Variable Rate, 10.91%, 12/15/11(3)	4,165	4,394,075
Clayton Williams Energy, Inc., 7.75%, 8/1/13	2,150	2,037,125
Copano Energy, LLC, Sr. Notes, 8.125%, 3/1/16(3)	1,240	1,280,300

Security	Principal Amount (000's omitted)	Value
Energy (continued)
El Paso Corp., 9.625%, 5/15/12(3)	$3,800	$4,218,000
El Paso Production Holding Co., 7.75%, 6/1/13	830	860,087
Encore Acquisition Co., Sr. Sub Notes, 7.25%, 12/1/17	3,570	3,556,612
Giant Industries, 8.00%, 5/15/14	3,750	3,871,875
Inergy L.P. / Finance, Sr. Notes, 6.875%, 12/15/14	6,735	6,398,250
Northwest Pipeline Corp., 8.125%, 3/1/10	2,490	2,636,287
Ocean Rig Norway AS, Sr. Notes, 8.375%, 7/1/13(3)	1,815	1,923,900
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	1,435	1,592,850
Petrobras International Finance Co., 7.75%, 9/15/14	885	958,455
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,621,437
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,261,090
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,597,360
Semgroup L.P., Sr. Notes, 8.75%, 11/15/15(3)	4,670	4,786,750
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,592,891
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,258,470
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	12,393,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	8,140	8,547,000
VeraSun Energy Corp., 9.875%, 12/15/12(3)	5,450	5,831,500
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,129,800
		$88,763,214
Entertainment / Film — 0.9%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$8,275	$8,399,125
AMC Entertainment, Inc., Variable Rate, 8.999%, 8/15/10	1,065	1,104,937
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009) 8/15/14	9,335	6,791,212
		$16,295,274
Environmental — 1.2%
Aleris International, Inc., 9.00%, 11/15/14	$4,169	$4,377,450
Aleris International, Inc., 10.375%, 10/15/10	4,300	4,740,750
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,939,575
Waste Services, Inc., Sr. Sub Notes, 9.50%, 4/15/14	6,285	6,536,400
		$20,594,175

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Food & Drug Retail — 1.3%
Jean Coutu Group (PJC), Inc., Sr. Sub. Notes, 8.50%, 8/1/14	$1,450	$1,366,625
Rite Aid Corp., 6.125%, 12/15/08(3)	11,225	11,028,562
Rite Aid Corp., 7.125%, 1/15/07	6,400	6,448,000
Rite Aid Corp., 8.125%, 5/1/10	3,560	3,657,900
		$22,501,087
Food / Beverage / Tobacco — 1.8%
ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008) 11/1/11	$9,285	$7,799,400
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	5,085	5,307,469
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	9,070	9,138,025
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	7,490,156
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,151,450
		$31,886,500
Gaming — 5.1%
CCM Merger, Inc., 8.00%, 8/1/13(3)	$2,795	$2,725,125
Chukchansi EDA, Sr. Notes, Variable Rate, 8.06%, 11/15/12(3)	5,045	5,234,188
Eldorado Casino Shreveport, 10.00%, 8/1/12	698	561,704
Galaxy Entertainment Finance, 9.875%, 12/15/12(3)	6,660	6,926,400
Galaxy Entertainment Finance, Variable Rate, 9.655%, 12/15/10(3)	4,100	4,284,500
Greektown Holdings, LLC, Sr. Notes, 10.75%, 12/1/13(3)	3,645	3,845,475
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	7,210	7,840,875
Kerzner International Ltd., Sr. Sub. Notes, 6.75%, 10/1/15	900	938,250
Majestic HoldCo, LLC, (0.00% until 2008), 0.00%, 10/15/11(3)	790	576,700
Majestic Star Casino, LLC, 9.50%, 10/15/10	2,485	2,658,950
Majestic Star Casino, LLC, 9.75%, 1/15/11(3)	4,000	4,120,000
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,377,375
OED Corp./Diamond Jo, LLC, 8.75%, 4/15/12	6,960	6,994,800
San Pasqual Casino, 8.00%, 9/15/13(3)	5,620	5,704,300
Trump Entertainment Resorts, Inc., 8.50%, 6/1/15	16,680	16,513,200

Security	Principal Amount (000's omitted)	Value
Gaming (continued)
Tunica-Biloxi Gaming Authority, Sr. Notes, 9.00%, 11/15/15(3)	$4,310	$4,503,950
Waterford Gaming, LLC, Sr. Notes, 8.625%, 9/15/12(3)	11,428	12,056,540
Wynn Las Vegas, LLC/Corp., 6.625%, 12/1/14	1,040	1,016,600
		$88,878,932
Healthcare — 5.2%
Accellent, Inc., 10.50%, 12/1/13	$7,915	$8,548,200
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15	6,620	7,116,500
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010) 1/1/15	7,625	5,432,813
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,670,763
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,149,950
Encore Medical IHC, Inc., 9.75%, 10/1/12	5,105	5,219,863
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,771,800
Multiplan, Inc., Sr. Sub. Notes, 10.375%, 4/15/16(3)	6,850	6,995,563
National Mentor, Inc., 9.625%, 12/1/12	3,920	4,449,200
Res-Care, Inc., Sr. Notes, 7.75%, 10/15/13	3,575	3,610,750
Service Corp. International, Sr. Notes, 7.50%, 6/15/17(3)	5,065	4,989,025
Tenet Healthcare Corp., Sr. Notes, 6.50%, 6/1/12	5,030	4,640,175
Tenet Healthcare Corp., Sr. Notes, 9.50%, 2/1/15(3)	720	736,200
Tenet Healthcare Corp., Sr. Notes, 9.875%, 7/1/14	3,720	3,878,100
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,679,575
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,781,969
Vanguard Health Holding Co. II, LLC, Sr. Sub. Notes, 9.00%, 10/1/14	5,100	5,291,250
Ventas Realty L.P. / Capital Corp., Sr. Notes, 7.125%, 6/1/15	2,505	2,548,838
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	8,670	8,713,350
		$91,223,884
Homebuilders / Real Estate — 0.1%
Stanley-Martin Co., 9.75%, 8/15/15(3)	$1,415	$1,301,800
		$1,301,800

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Hotels — 0.5%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 8.83%, 6/1/11	$2,170	$2,262,225
Host Marriot L.P., Series O, 6.375%, 3/15/15	730	709,925
Meristar Hospitality Corp., 9.00%, 1/15/08	2,965	3,146,606
Meristar Hospitality Corp., 9.125%, 1/15/11	2,245	2,592,975
		$8,711,731
Leisure — 3.3%
HRP Myrtle Beach Operations, LLC/ HRP Myrtle Beach Capital Corp., 14.50%, 4/1/14(3)	$3,730	$3,767,300
HRP Myrtle Beach Operations, LLC/ HRP Myrtle Beach Capital Corp., 12.50%, 4/1/13(3)	3,635	3,671,350
HRP Myrtle Beach Operations, LLC/ HRP Myrtle Beach Capital Corp., Variable Rate, 9.818%, 4/1/12(3)	6,020	6,080,200
Six Flags Theme Parks, Inc., Sr. Notes, 8.875%, 2/1/10	7,780	7,838,350
Six Flags Theme Parks, Inc., Sr. Notes, 9.625%, 6/1/14	5,295	5,387,663
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	17,995	19,906,969
Universal City Florida Holding, Sr. Notes, Variable Rate, 9.43%, 5/1/10	10,950	11,333,250
		$57,985,082
Metals / Mining — 0.5%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12	$2,155	$2,370,500
Novelis, Inc., Sr. Notes, 7.75%, 2/15/15(3)	7,420	7,234,500
		$9,605,000
Paper — 3.3%
Abitibi-Consolidated, Inc., 6.95%, 4/1/08	$3,165	$3,180,825
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,085,800
JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	11,075	11,739,500
NewPage Corp., 10.00%, 5/1/12	11,565	12,446,831
NewPage Corp., Variable Rate, 10.93%, 5/1/12	3,310	3,641,000
Stone Container Corp., 7.375%, 7/15/14	4,830	4,467,750
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	15,079	15,644,463
		$57,206,169

Security	Principal Amount (000's omitted)	Value
Publishing / Printing — 3.1%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$10,326	$9,732,255
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,167,500
Dex Media West, LLC, Sr. Sub. Notes, 9.875%, 8/15/13	7,072	7,823,400
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	11,340	12,190,500
Medianews Group, Inc., Sr. Sub. Notes, 6.875%, 10/1/13	725	667,000
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	3,805	3,557,675
R.H. Donnelley Corp., Sr. Disc. Notes, 6.875%, 1/15/13(3)	6,865	6,418,775
R.H. Donnelley Corp., Sr. Notes, 8.875%, 1/15/16(3)	10,635	10,993,931
		$53,551,036
Railroad — 0.6%
TFM SA de C.V., Sr. Notes, 9.375%, 5/1/12	$7,455	$8,051,400
TFM SA de C.V., Sr. Notes, 12.50%, 6/15/12	1,855	2,063,688
		$10,115,088
Restaurants — 0.5%
EPL Finance Corp., Sr. Notes, 11.75%, 11/15/13(3)	$4,665	$4,851,600
NPC International, Inc., Sr. Sub. Notes, 9.50%, 5/1/14(3)	3,255	3,303,825
		$8,155,425
Services — 3.4%
Avis Budget Car Rental, LLC, Sr. Notes, Variable Rate, 7.576%, 5/15/14(3)	$1,440	$1,488,600
Hertz Corp., Sr. Notes, 8.875%, 1/1/14(3)	12,465	13,306,388
Hertz Corp., Sr. Sub. Notes, 10.50%, 1/1/16(3)	5,335	5,928,519
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	4,075	4,064,813
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	3,695	3,524,106
Muzak, LLC / Muzak Finance, Sr. Notes, 10.00%, 2/15/09	2,950	2,596,000
Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	6,635	6,983,338
Safety Products Holdings, Inc., Sr. Notes (PIK), 11.75%, 1/1/12(3)	10,294	10,405,780

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Services (continued)
United Rentals North America, Inc., 6.50%, 2/15/12	$520	$512,200
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	11,140	10,777,950
		$59,587,694
Steel — 0.7%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$3,829	$4,313,686
RathGibson, Inc., Sr. Notes, 11.25%, 2/15/14(3)	7,875	8,485,313
		$12,798,999
Super Retail — 2.9%
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	$5,265	$5,317,650
Autonation, Inc., Variable Rate, 7.045%, 4/15/13(3)	2,540	2,597,150
General Nutrition Centers, Inc., 8.625%, 1/15/11	1,770	1,823,100
GSC Holdings Corp., 8.00%, 10/1/12(3)	19,130	19,249,563
GSC Holdings Corp., Variable Rate, 8.865%, 10/1/11(3)	8,785	9,103,456
Neiman Marcus Group, Inc., Sr. Notes, 9.00%, 10/15/15(3)	8,820	9,415,350
Neiman Marcus Group, Inc., Sr. Sub. Notes, 10.375%, 10/15/15(3)	3,575	3,843,125
		$51,349,394
Technology — 3.3%
Activant Solutions, Inc., Sr. Sub. Notes, 9.50%, 5/1/16(3)	$1,810	$1,850,725
Advanced Micro Devices, Inc., Sr. Notes, 7.75%, 11/1/12	3,904	4,099,200
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	125	119,375
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	1,120	1,073,800
CPI Holdco, Inc., Sr. Notes, Variable Rate, 10.561%, 2/1/15	2,250	2,340,000
Solectron Global Financial Ltd., Sr. Sub. Notes, 8.00%, 3/15/16(3)	1,070	1,088,725
Sungard Data Systems, Inc., Sr. Notes, 9.125%, 8/15/13(3)	7,465	8,006,213
Sungard Data Systems, Inc., Sr. Notes, Variable Rate, 9.431%, 8/15/13(3)	2,030	2,161,950
Sungard Data Systems, Inc., Sr. Sub. Notes, 10.25%, 8/15/15(3)	9,960	10,756,800
UGS Corp., 10.00%, 6/1/12	19,710	21,631,725

Security	Principal Amount (000's omitted)	Value
Technology (continued)
Xerox Corp., 9.75%, 1/15/09	$3,600	$3,933,000
		$57,061,513
Telecommunications — 7.5%
AirGate PCS, Inc., 9.375%, 9/1/09	$3,500	$3,679,375
AirGate PCS, Inc., Variable Rate, 8.827%, 10/15/11	1,785	1,854,169
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	13,155	14,618,494
Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes, 10.125%, 6/15/13	5,490	6,032,138
Digicel Ltd., Sr. Notes, 9.25%, 9/1/12(3)	3,900	4,143,750
Inmarsat Finance PLC, 7.625%, 6/30/12	4,495	4,629,850
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 9.614%, 1/15/12	10,805	11,021,100
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08	21,540	20,839,950
IWO Holdings, Inc., 10.75%, (0.00% until 2010) 1/15/15	3,590	2,719,425
IWO Holdings, Inc., 14.00%, 1/15/11(2)	5,600	0
IWO Holdings, Inc., Variable Rate, 8.818%, 1/15/12	965	1,010,838
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	165	166,650
New Skies Satellites NV, Sr. Notes, Variable Rate, 9.573%, 11/1/11	3,330	3,446,550
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12	8,460	9,157,950
Qwest Communications International, Inc., 7.25%, 2/15/11	2,180	2,204,525
Qwest Communications International, Inc., 7.50%, 2/15/14	15,785	15,982,313
Qwest Communications International, Inc., Sr. Notes, 7.50%, 11/1/08	235	235,588
Qwest Corp., Sr. Notes, 7.625%, 6/15/15	3,500	3,657,500
Qwest Corp., Sr. Notes, 7.875%, 9/1/11	5,300	5,584,875
Qwest Corp., Sr. Notes, Variable Rate, 8.16%, 6/15/13	1,080	1,181,250
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	705	743,775
Rogers Wireless, Inc., Variable Rate, 8.035%, 12/15/10	5,465	5,656,275
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,600	2,736,500
U.S. West Communications, Debs., 7.20%, 11/10/26	670	660,788
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	9,068,063
		$131,031,691

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Textiles / Apparel — 3.1%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$17,010	$19,306,350
Levi Strauss & Co., Sr. Notes, Variable Rate, 9.74%, 4/1/12	7,950	8,317,688
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	9,180	9,524,250
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	4,390	4,433,900
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,757,400
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,230,000
Quiksilver, Inc., 6.875%, 4/15/15	2,495	2,420,150
Russell Corp., 9.25%, 5/1/10	4,075	4,278,750
		$54,268,488
Transportation Ex Air / Rail — 0.5%
H-Lines Finance Holding Corp., Sr. Disc. Notes, 11.00%, (0.00% until 2008) 4/1/13	$2,583	$2,208,465
Horizon Lines, LLC, 9.00%, 11/1/12	3,787	3,962,149
Quality Distribution, LLC / QD Capital Corp., Variable Rate, 9.568%, 1/15/12	3,045	3,052,613
		$9,223,227
Utilities — 2.8%
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	$3,555	$3,866,063
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	347,760
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,890	2,069,550
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,881	3,247,117
Dynegy Holdings, Inc., 8.375%, 5/1/16(3)	7,340	7,340,000
Dynegy Holdings, Inc., Debs., 7.625%, 10/15/26	7,090	6,451,900
Mirant North America, LLC, Sr. Notes, 7.375%, 12/31/13(3)	1,615	1,629,131
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	5,968,738
NRG Energy, Inc., Sr. Notes, 7.375%, 2/1/16	1,360	1,375,300
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	16,241,826
		$48,537,385
Total Corporate Bonds & Notes (identified cost $1,449,307,520)		$1,488,023,346
Convertible Bonds — 1.5%
Security	Principal Amount (000's omitted)	Value
Aerospace — 0.3%
L-3 Communications Corp., 3.00%, 8/1/35(3)	$5,745	$5,745,000
		$5,745,000

Security	Principal Amount (000's omitted)	Value
Broadcasting — 0.3%
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	$1,585	$1,392,819
XM Satellite Radio Holdings, Inc., 1.75%, 12/1/09	1,750	1,456,875
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)	3,450	2,872,125
		$5,721,819
Gaming — 0.2%
Kerzner International Ltd., 2.375%, 4/15/24(3)	$2,080	$2,818,400
		$2,818,400
Technology — 0.7%
Amkor Technologies, Inc., 5.75%, 6/1/06	$2,290	$2,301,450
Nortel Networks Ltd., 4.25%, 9/1/08	9,380	8,934,450
		$11,235,900
Total Convertible Bonds (identified cost, $25,589,921)		$25,521,119
Common Stocks — 1.2%
Security	Shares	Value
Gaming — 0.6%
Shreveport Gaming Holdings, Inc.(4)(5)	4,453	$79,486
Trump Entertainment Resorts, Inc.(5)	549,513	10,451,737
		$10,531,223
Telecommunications — 0.1%
Crown Castle International Corp.(5)	62,704	$2,109,676
		$2,109,676
Transportation Ex Air / Rail — 0.0%
Quality Distribution, Inc.	1,084	$16,396
		$16,396
Utilities — 0.5%
Mirant Corp.(5)	342,879	$8,409,107
		$8,409,107
Total Common Stocks (identified cost $16,280,078)		$21,066,402

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Convertible Preferred Stocks — 1.3%
Security	Shares	Value
Energy — 0.6%
Chesapeake Energy Corp., 4.50%	91,533	$8,695,635
Chesapeake Energy Corp., 5.00%(3)	21,939	2,320,049
		$11,015,684
Telecommunications — 0.6%
Crown Castle International Corp., (PIK), 6.25%	174,523	$9,642,396
		$9,642,396
Utilities — 0.1%
NRG Energy, Inc., 4.00%(3)	1,255	$1,639,501
		$1,639,501
Total Convertible Preferred Stocks (identified cost $20,180,492)		$22,297,581
Warrants — 0.2%
Security	Shares	Value
Cable / Satellite TV — 0.0%
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	2,520	$173,880
Ono Finance PLC, Exp. 5/31/09(4)(5)	3,440	104,920
Ono Finance PLC, Exp. 5/31/09(4)(5)	1,200	40,057
		$318,857
Consumer Products — 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	3,400	$0
		$0
Gaming — 0.0%
Peninsula Gaming LLC, Convertible Preferred Membership Interests(4)(5)(6)	6,338	$38,027
		$38,027
Restaurants — 0.0%
New World Coffee, Exp. 6/15/06(4)(5)(6)	845	$8
		$8

Security	Shares	Value
Technology — 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	3,900	$78
		$78
Telecommunications — 0.2%
American Tower Corp., Exp. 8/1/08(3)(5)	4,825	$2,318,827
		$2,318,827
Total Warrants (identified cost $505,960)		$2,675,797
Miscellaneous — 0.0%
Security	Shares	Value
Gaming — 0.0%
Trump Atlantic City(4)(5)	8,960,000	$344,960
		$344,960
Utilities — 0.0%
Mirant Corp., Escrow Certificate	2,205,000	$88,200
Mirant Corp., Escrow Certificate	4,900,000	196,000
		$284,200
Total Miscellaneous (identified cost $0)		$629,160
Commercial Paper — 5.1%
Security	Principal Amount (000's omitted)	Value
HSBC Finance Corp., 4.75%, 5/3/06	$10,000	$9,997,361
Novartis Finance Corp., 4.83%, 5/1/06	79,290	79,290,000
Total Commercial Paper (at amortized cost, $89,287,361)		$89,287,361

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Time Deposit — 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 4.86%, 5/1/06	$2,000	$2,000,000
Total Time Deposit (at amortized cost, $2,000,000)		$2,000,000
Total Investments — 98.0% (identified cost $1,659,186,257)		$1,707,638,439
Other Assets, Less Liabilities — 2.0%		$34,693,436
Net Assets — 100.0%		$1,742,331,875

PIK - Payment In Kind.

(1)  Senior floating-rate loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security. Currently the issuer is in default with respect to interest payments.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2006, the aggregate value of the securities is $411,970,949 or 23.6% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2006

Assets
Investments, at value (identified cost, $1,659,186,257)	$1,707,638,439
Cash	32,672
Receivable for investments sold	22,422,905
Interest and dividends receivable	36,026,997
Total assets	$1,766,121,013
Liabilities
Payable for investments purchased	$22,815,884
Payable to affiliate for Investment Advisory fees	897,621
Payable to affiliate for Trustees' fees	2,539
Accrued expenses	73,094
Total liabilities	$23,789,138
Net Assets applicable to investors' interest in Portfolio	$1,742,331,875
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,693,879,693
Net unrealized appreciation (computed on the basis of identified cost)	48,452,182
Total	$1,742,331,875

Statement of Operations

For the Six Months Ended
April 30, 2006

Investment Income
Interest	$71,066,377
Dividends	588,175
Other Income	1,671,984
Total investment income	$73,326,536
Expenses
Investment adviser fee	$5,319,081
Trustees' fees and expenses	14,458
Custodian fee	200,922
Legal and accounting services	45,052
Miscellaneous	31,693
Total expenses	$5,611,206
Deduct — Reduction of investment adviser fee	$25,266
Total expense reductions	$25,266
Net expenses	$5,585,940
Net investment income	$67,740,596
Realized and Unrealized Gain (Loss)
Net realized gain (loss) — Investment transactions (identified cost basis)	$18,299,664
Swap contracts	578,964
Foreign currency and forward foreign currency exchange contract transactions	28,506
Net realized gain	$18,907,134
Change in unrealized appreciation (depreciation) — Investments (identified cost basis)	$16,954,816
Swap contracts	(381,347)
Foreign currency and forward foreign currency exchange contracts	(41,879)
Net change in unrealized appreciation (depreciation)	$16,531,590
Net realized and unrealized gain	$35,438,724
Net increase in net assets from operations	$103,179,320

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2006 (Unaudited)	Year Ended October 31, 2005
From operations — Net investment income	$67,740,596	$134,085,114
Net realized gain from investments, and foreign currency and forward foreign currency exchange contract transactions	18,907,134	22,707,377
Net change in unrealized appreciation (depreciation) from investments, swaps, and foreign currency and foreign currency exchange contracts	16,531,590	(61,844,432)
Net increase in net assets from operations	$103,179,320	$94,948,059
Capital transactions — Contributions	$205,637,831	$504,652,003
Withdrawals	(252,657,568)	(632,859,203)
Net decrease in net assets from capital transactions	$(47,019,737)	$(128,207,200)
Net increase (decrease) in net assets	$56,159,583	$(33,259,141)
Net Assets
At beginning of period	$1,686,172,292	$1,719,431,433
At end of period	$1,742,331,875	$1,686,172,292

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended April 30, 2006		Year Ended October 31,	Period Ended October 31,		Year Ended September 30,
	(Unaudited)		2005	2004(1)		2004	2003	2002(2)	2001(3)
Ratios/Supplemental Data†
Ratios (As a percentage of average daily net assets):
Net expenses	0.66	%(4)	0.65%	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net expenses after custodian fee reduction	0.66	%(4)	0.65%	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net investment income	8.02	%(4)	7.71%	7.29	%(4)	8.29%	9.51%	9.91%	10.38	%(4)
Portfolio Turnover	35%		71%	5%		79%	116%	91%	16%
Total Return(5)	6.12%		5.80%	1.82%		13.28%	26.96%	2.09%	—
Net assets, end of period (000's omitted)	$1,742,332		$1,686,172	$1,719,431		$1,669,254	$1,367,987	$796,712	$752,620

†  The operating expenses of the Portfolio reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios would have been the same.

(1)  For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3)  For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

See notes to financial statements

Boston Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, has as its objective to provide as much current income as possible. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2006, the Eaton Vance Income Fund of Boston and Eaton Vance Diversified Income Fund held an approximate 95.2% and 4.8% interest in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. If short-term debt securities are acquired with a remaining maturity of more than 60 days, they will be valued by a pricing service. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F  Credit Default Swaps — The Trust may enter into credit default swap contracts for risk management purposes, including diversification. When the Trust is a buyer of a credit default swap contract, the Trust is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation from the counterparty to the contract in the event of a default by a third party, such as a U.S. or foreign corporate issuer, on the debt obligation. In return, the Trust would pay the counterparty a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, the Trust would have spent the stream of payments and received no benefit from the contract. When the Trust is the seller of a credit

Boston Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

default swap contract, it receives the stream of payments, but is obligated to pay upon default of the referenced debt obligations. As the seller, the Trust would effectively add leverage to its portfolio because, in addition to its total net assets, the Trust would be subject to investment exposure on the notional amount of the swap. The Trust will segregate assets in the form of cash and cash equivalents in an amount equal to the aggregate market value of the credit default swap of which it is the seller, marked to market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction.

G  Expense Reduction — Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses in the Statement of Operations.

H  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

J  Other — Investment transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities sold are determined on the basis of identified cost.

K  Interim Financial Statements — The interim financial statements relating to April 30, 2006 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended April 30, 2006 the advisory fee amounted to $5,319,081. Effective March 27, 2006, BMR agreed to a fee reduction, pursuant to a Fee Reduction Agreement between BMR and the Portfolio. On assets of $2 billion or more, BMR has agreed to reduce its annual fee rate as follows: 0.575% (annualized) of average net assets of $2 billion but less than $5 billion and 0.555% (annualized) of average net assets of $5 billion or more. Prior to March 27, 2006, BMR had agreed to reduce its annual fee rate as follows: 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.575% of average net assets of $2 billion or more. Pursuant to such contractual agreements, BMR reduced its fee in the amount of $25,266 for the six months ended April 30, 2006. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. There was no advisory fee reduction for the six months ended April 30, 2006. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2006 no significant amounts have been deferred.

Boston Income Portfolio as of April 30, 2006

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $550,152,331 and $563,535,144 respectively, for the six months ended April 30, 2006.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2006, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,663,072,445
Gross unrealized appreciation	$64,792,319
Gross unrealized depreciation	(20,226,325)
Net unrealized appreciation	$44,565,994

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, financial futures and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open financial instruments at April 30, 2006.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2006.

7  Restricted Securities

At April 30, 2006, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03 - 5/13/03	845	0	8
			$0	$38,035

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the "1940 Act"), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund's board of trustees, including by a vote of a majority of the trustees who are not "interested persons" of the fund ("Independent Trustees") cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a "Board") of the Eaton Vance group of mutual funds (the "Eaton Vance Funds") held on March 27, 2006, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Special Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Special Committee reviewed information furnished for a series of meetings of the Special Committee held in February and March 2006. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•  An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;

•  An independent report comparing each fund's total expense ratio and its components to comparable funds;

•  An independent report comparing the investment performance of each fund to the investment performance of comparable funds over various time periods;

•  Data regarding investment performance in comparison to relevant peer groups of funds and appropriate indices;

•  Comparative information concerning fees charged by each adviser for managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing the fund;

•  Profitability analyses for each adviser with respect to each fund managed by it;

Information about Portfolio Management

•  Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed;

•  Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through "soft dollar" benefits received in connection with the funds' brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;

•  Data relating to portfolio turnover rates of each fund;

•  The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•  Reports detailing the financial results and condition of each adviser;

•  Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;

•  Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;

•  Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;

•  Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;

Other Relevant Information

•  Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;

•  Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds' administrator; and

•  The terms of each advisory agreement.

In addition to the information identified above, the Special Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve month period ended March 31, 2006, the

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Board met nine times and the Special Committee, the Audit Committee and the Governance Committee, each of which is a Committee comprised solely of Independent Trustees, met eight, twelve and five times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund's investment objective.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund's investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Special Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Special Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Special Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Special Committee concluded that the continuance of the investment advisory agreement of the Boston Income Portfolio, the portfolio in which the Eaton Vance Income Fund of Boston (the "Fund") invests (the "Portfolio"), with Boston Management and Research (the "Adviser"), including the fee structure, is in the interests of shareholders and, therefore, the Special Committee recommended to the Board approval of the agreement. The Board accepted the recommendation of the Special Committee as well as the factors considered and conclusions reached by the Special Committee with respect to the agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement of the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser's management capabilities and investment process with respect to the types of investments held by the Portfolio, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. In particular, the Board evaluated the abilities and experience of such investment personnel in analyzing special considerations relevant to investing in high-yield debt. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation paid to recruit and retain investment personnel, and the time and attention devoted to each Portfolio in the complex by senior management.

The Board reviewed the compliance programs of the Adviser and and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests from regulatory authorities such as the Securities and Exchange Commission and the National Association of Securities Dealers.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Fund Performance

The Board compared the Fund's investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2005 for the Fund. The Board concluded that the performance of the Fund was satisfactory.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by the Portfolio and the Fund (referred to as "management fees"). As part of its review, the Board considered the management fees and the Fund's total expense ratio for the one-year period ended September 30, 2005, as compared to a group of similarly managed funds selected by an independent data provider.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services and the Fund's total expense ratio are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Fund, the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with its relationship with the Fund and the Portfolio.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. The Board noted that, at its request, the Adviser had agreed to add a breakpoint for the Boston Income Portfolio with respect to assets that exceed $5 billion. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and the Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of the Portfolio, the structure of the advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and the Fund to continue to share such benefits equitably.

Eaton Vance Income Fund of Boston

INVESTMENT MANAGEMENT

Eaton Vance Income Fund of Boston

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Cliff Quisenberry, Jr. Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Boston Income Portfolio

Officers
Michael W. Weilheimer
President and Co-Portfolio Manager
Thomas P. Huggins
Vice President and Co-Portfolio Manager
Dan A. Maalouly
Treasurer
Alan R. Dynner
Secretary
Paul M. O'Neil
Chief Compliance Officer	Trustees Samuel L. Hayes, III Chairman Benjamin C. Esty James B. Hawkes William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Boston Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

443-6/06  IBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the Vice Chairman of Commercial Industrial Finance Corp (specialty financial company). Previously he served as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm) and as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not required in this filing.

Item 10.  Submission of Matters to a Vote of Security Holders.

No Material Changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:       June 16, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:       June 16, 2006

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:       June 16, 2006